Significant Accounting Policies - Impact of the Adoption of ASC 606 on consolidated Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets
Trade accounts receivable	$ 24,708	$ 18,521
Other current assets	5,638	5,157
Liabilities
Deferred revenue	6,523	7,229
Accrued liabilities	11,475	10,521
Balances without Adoption of ASC 606
Assets
Trade accounts receivable	27,212
Other current assets	3,098
Liabilities
Deferred revenue	5,231
Accrued liabilities	11,495
Effect of Adoption of ASC 606
Assets
Trade accounts receivable	(2,504)	(2,383)
Other current assets	2,540	1,660
Liabilities
Deferred revenue	(1,292)	(1,137)
Accrued liabilities	$ 20	$ 3